Intangible Asset, Net	12 Months Ended
Dec. 31, 2017
Intangible Asset, Net [Abstract]
Intangible Asset, Net

NOTE 6 - Intangible Asset, Net

For the years ended December 31, 2017 and 2016, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System software	Accumulated amortization	Net Cost
January 1, 2016	$4,950,000	$82,500	$4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	495,000	(495,000)
December 31, 2017	$4,950,000	$1,072,500	$3,877,500